Subordinated liabilities	12 Months Ended
Dec. 31, 2020
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
a) Breakdown
The detail, by currency of issue, of Subordinated liabilities, deposits and markatable debt securities, in the consolidated balance sheets is as follows:

				2020
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2020	2019	2018
Euro	13,570	12,542	14,001	13,570	3.86%
US dollar	5,991	6,506	7,813	7,351	5.16%
Pound sterling	565	655	628	507	8.89%
Brazilian real	—	—	—	—	—
Other currencies	1,754	1,359	1,378
Balance at end of year	21,880	21,062	23,820
Of which preference shares	196	321	345
Of which preference participations	7,425	7,709	9,717
Note 50 contains a detail of the residual maturity periods of subordinated liabilities at each year-end and of the related average interest rates in each year.
b) Changes
The changes in Subordinated marketable debt securities in the last three years were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	20,878	23,676	21,382
Net inclusion of entities in the Group (Note 3)	—	—	—
Placements	4,075	1,056	3,266
Of which:
Banco Santander, S.A.	3,722	1,056	2,750
Banco Santander - Chile	353	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	281
Santander Bank Polska S.A.	—	—	235
Net redemptions and repurchases*	(2,838)	(4,009)	(1,259)
Of which:
Banco Santander, S.A.	(1,671)	(3,782)	(401)
Santander UK plc	(740)	(16)	(313)
Santander UK Group Holdings plc	(316)	—	—
Santander Bank, National Association	(111)	(19)	(163)
Banco Santander (Brasil) S.A.	—	(124)	(61)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	(69)	(125)
Santander Holdings USA, Inc.	—	—	(195)
Exchange differences and other movements	(429)	155	287
Balance at end of year	21,686	20,878	23,676
*    The balance relating to issuances, redemptions and repurchases (EUR 1,237 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 942 million), is included in the cash flow from financing activities.
c) Other disclosures
This caption includes contingent convertible or redeemable preferred participations, as well as other subordinated financial instruments issued by consolidated companies, which do not qualify as equity (preferred shares).
Preferred shares do not have voting rights and are non-cumulative. They have been subscribed by third parties outside the Group, and except for the issues of Santander UK plc mentioned below, the rest are redeemable by decision of the issuer, according to the terms of each issue.
Banco Santander's contingently convertible preferred participations are subordinated debentures and rank after common creditors and any other subordinated credit that by law and/or by their terms, to the extent permitted by Spanish law, ranks higher than the contingently convertible preferred participations. Their remuneration is conditioned to the obtainment of sufficient distributable profits, and to the limitations imposed by the regulations on shareholders' equity, and they have no voting rights. The other issues of Banco Santander S.A. mentioned in this caption are also subordinated debentures and, for credit ranking purposes, they rank behind all the common creditors of the issuing entities and ahead of any other subordinated credit that ranks pari passu with the Bank's contingently convertible preferred participations.
The main issues of subordinated debt securities issued, broken down by company, are detailed below:
Issues by Banco Santander, S.A.
In December 2020, Banco Santander, S.A. issued subordinated debentures with a ten-year term of USD 1,500 million. The issue bears interest at an annual rate of 2.749%, payable semiannually.
In October 2020, it carried out a ten-year subordinated debenture issue for an amount of EUR 1,000 million. The issue bears interest at an annual rate of 1.625%, payable annually.
In March 2020, it proceeded to redeem early and voluntarily the entire outstanding issue of Tier 1 Contingently Convertible Preferred Participations Series I/2014, for a total nominal amount of EUR 1,500 million.
In January 2020, it carried out a placement of contingently convertible preferred participations into newly issued ordinary shares of the Bank (the 'PPCCs'), excluding the pre-emptive subscription rights of its shareholders and for a nominal amount of EUR 1.5 billion (the 'Issue' and the 'PPCCs').
The Issue was made at par and the remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 4.375% per annum for the first six years, revised every five years thereafter by applying a margin of 453.4 basis points over the 5-year Mid-Swap Rate (5-year Mid-Swap Rate).
On March 5, May 8 and September 2, 2014, three issues of contingently convertible preferred participations into newly issued ordinary shares of the Bank (the PPCC) were made, for a nominal amount of EUR 1,500 million, USD 1,500 million and EUR 1,500 million respectively, the payment of which is subject to certain conditions and is also discretionary. The remuneration of the issues was set at 6.25% p.a. for the first five years (revised thereafter by applying a margin of 541 basis points over the 5-year Mid-Swap Rate) for the March issue, at 6.375% p.a. for the first five years revised thereafter by applying a margin of 478.8 basis points over the 5 year Mid-Swap Rate)- for the May issue and at 6.25% p.a. for the first seven years (reviewed every five years thereafter by applying a margin of 564 basis points over the 5 year Mid-Swap Rate) for the September issue.
In April 2019, the voluntary early redemption of the preferred shares relating to the second issue made on 8 May 2014 was communicated for an amount of USD 1,500 million at the redemption date.
At 8 February 2019, Banco Santander, S.A, carried out an issue of PPCC for a nominal amount of USD 1,200 million (EUR 1,056 million). The remuneration of the issues whose payment is subject to certain conditions and is also discretionary was set at 7.50% per annum, payable quarterly, for the first seven years (revised thereafter by applying a margin of 489.9 points over the mid-swap rate).
At 19 March 2018, a "PPCC" issue was carried out, for a nominal amount of EUR 1,500 million. The remuneration of the issue, the payment of which is subject to certain conditions and is also discretionary, was set at 4.75% per annum, payable quarterly, for the first seven years (revised thereafter by applying a margin of 410 basis points over the Mid-swap rate).
At 8 February 2018, a ten-year subordinated debenture issue of EUR 1,250 million was carried out. The issue bears interest at an annual rate of 2.125% payable annually.
At 25 April and 29 September 2017, Banco Santander, S.A. carried out issues of PPCC, for a nominal amount of EUR 750 million, and EUR 1,000 million respectively. The remuneration of the PPCC, the payment of which is subject to certain conditions and is also discretionary, was set at 6.75% per annum for the first five years (revised thereafter by applying a margin of 680.3 basis points over the 5-year Mid-Swap Rate) for the issue disbursed in April, at 5.25% per annum for the first six years (revised thereafter by applying a margin of 499.9 basis points over the 5 year Mid-Swap Rate) for the issue disbursed in September.
Issues by Banco Santander - Chile
In June 2020, Banco Santander Chile issued subordinated debentures for a term of fifteen years, in the amount of UF 5 million (equivalent to USD 185 million). The issue bears annual interest at 3.5%.
In April 2020, Banco Santander Chile issued two subordinated debentures, the first for a term of fourteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3%, and the second for a term of nineteen years, for an amount of UF 3 million (equivalent to USD 100 million), bearing annual interest at 3.15%.
Issues Banco Santander (Brasil) S.A.
On 29 January 2014 Banco Santander (Brasil) S.A. issued Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million and the Group acquired 89.6% of the issue. The notes are perpetual and would be converted into common shares of Banco Santander (Brasil) S.A. if the common equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, were lower than 5.125%. This issue was fully redeemed in fiscal year 2019.
Issues by Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
At 1 October 2018, a ten-year subordinated debenture issue was made by by Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México for a nominal amount of USD 1,300 millions and at an interest rate of 5.95%, with the group having acquired 75% of the issue.
Additionally, at 30 December 2016, a nominal amount of USD 500 million was made, with the Group having acquired 88.2% of the issue. The perpetual debentures are automatically converted into shares when the Regulatory Capital Ratio (CET1) is equal to or less than 5.125% at the conversion price.
Issues by Santander Bank Polska S.A.
At 20 April 2018, Santander Bank Polska S.A. carried out a ten-year subordinated debenture issue with a redemption option on the fifth anniversary of the issue date in the amount of PLN 1 billion. The issue bears floating interest at Wibor (6M) + .0160 basis points payable semi-annually.
The accrued interests from the subordinated liabilities during 2020 amounted to EUR 571 million (EUR 645 million and EUR 770 million during 2019 and 2018, respectively).
Interests from the PPCC during 2020 amounted to EUR 552 million (EUR 595 million and EUR 560 million in 2019 and 2018, respectively).